Fair Value Of Financial Instruments (Schedule Of Carrying Amounts And Estimated Fair Values Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 1,779,205	$ 1,619,270
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 1,905,393	$ 1,694,424